Offerings - Offering: 1	Nov. 12, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 70,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,717.00
Offering Note	There is being registered hereunder an indeterminate number of shares of common stock, as may be sold from time to time by the Registrant. In no event will the aggregate offering price of the common stock issued by the Registrant pursuant to this registration statement exceed $70,000,000. Pursuant to Rule 416(a), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.